SCHEDULE OF RELATED PARTY BALANCES INCLUDED IN BALANCE SHEETS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Prepaid expenses and other current assets	$ 59	$ 146	$ 234
CURRENT LIABILITIES:
Short-term debt from shareholders			627
Convertible securities	2,563	1,802	1,830
Accrued expense and other current liabilities	1,179	987	616
Related Party [Member]
CURRENT ASSETS
Prepaid expenses and other current assets		116
CURRENT LIABILITIES:
Short-term debt from shareholders			344
Convertible securities	725	605	365
Accrued expense and other current liabilities	$ 904	$ 711	$ 451